Taxes (Details) - Schedule of Deferred Tax	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Deferred tax assets:
Provision for credit losses	$ 157	$ 20	$ 64,989
Depreciation	15,896	2,031	16,809
Total deferred tax assets	16,053	2,051	81,798
Deferred tax liabilities:
Total deferred tax liabilities
Deferred tax (liabilities) assets, net	$ 16,053	$ 2,051	$ 81,798